Consolidated Statements of Stockholders' Equity (Statement) - USD ($) $ in Thousands	Common Stock Private Placement	Common Stock	Additional paid-in capital Private Placement	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit Private Placement	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated deficit	Private Placement	Cumulative Effect, Period of Adoption, Adjustment	Total
Beginning balance at Dec. 31, 2017				$ 377,809	$ (18,540)		$ (379)	$ (309,576)		$ (379)	$ 52,167
Net income								142,112			142,112
Other comprehensive (loss) income, net of taxes					(10,874)						(10,874)
Dividends declared (Note 13)								(20,005)			(20,005)
Shares issued in connection with deferred compensation plan, net								(6,884)			(6,861)
Deferred compensation plan voluntary contributions				4,504							4,504
Payment of shareholder Put and Call rights								(8,560)			(8,571)
Common Stock Purchase Agreement, net				13				(9,673)			(9,673)
Stock option exercises, net				2,151				(1,569)			610
Stock-based compensation expense				7,882							7,882
Shares related to restricted stock, net				494				(637)			(137)
Other				43							43
Ending balance (in shares) at Dec. 31, 2018		250,283,513
Ending balance at Dec. 31, 2018		$ 2,502		392,896	(29,414)		107,822	(218,553)		107,822	147,431
Net income								66,845			66,845
Other comprehensive (loss) income, net of taxes					5,778						5,778
Dividends declared (Note 13)								(19,023)			(19,023)
Profit -sharing plan shares, net (in shares)		(258,103)
Profit sharing plan shares, net		$ (3)						(1,936)			(1,939)
Shares issued in connection with deferred compensation plan, net (in shares)		2,233,807
Shares issued in connection with deferred compensation plan, net		$ 22						(4,994)			(4,972)
Deferred compensation plan voluntary contributions				2,664							2,664
Payment of shareholder Put and Call rights (in shares)		(632,859)
Payment of shareholder Put and Call rights		$ (6)						(4,946)			(4,952)
Common Stock Purchase Agreement, net (in shares)	64,509
Common Stock Purchase Agreement, net	$ 1		$ 466			$ (47)			$ 420
Stock option exercises, net (in shares)		2,979,031
Stock option exercises, net		$ 30		3,009				(2,255)			784
Stock-based compensation expense				6,046							6,046
Shares related to restricted stock, net (in shares)		402,250
Shares related to restricted stock, net		$ 4		(4)				(344)			(344)
Other (in shares)		5,290
Other				40				(17)			23
Ending balance (in shares) at Sep. 30, 2019		255,077,438
Ending balance at Sep. 30, 2019		$ 2,550		405,117	(23,636)			(77,448)			306,583
Beginning balance (in shares) at Dec. 31, 2018		250,283,513
Beginning balance at Dec. 31, 2018		$ 2,502		392,896	(29,414)		107,822	(218,553)		107,822	147,431
Net income								103,096			103,096
Other comprehensive (loss) income, net of taxes					5,487						5,487
Dividends declared (Note 13)								(25,390)			(25,390)
Shares issued in connection with deferred compensation plan, net								(5,632)			(5,609)
Deferred compensation plan voluntary contributions				3,586							3,586
Payment of shareholder Put and Call rights								(8,827)			(8,838)
Common Stock Purchase Agreement, net				466				(48)			418
Stock option exercises, net				3,579				(2,309)			1,303
Stock-based compensation expense				8,091							8,091
Shares related to restricted stock, net				(4)				(399)			(399)
Other				53				(15)			38
Ending balance (in shares) at Dec. 31, 2019		254,842,949
Ending balance at Dec. 31, 2019		$ 2,548		408,667	(23,927)		$ 107,822	(52,669)		$ 107,822	334,619
Net income								74,589			74,589
Other comprehensive (loss) income, net of taxes					(5,284)						(5,284)
Dividends declared (Note 13)								(415,748)			(415,748)
Profit -sharing plan shares, net (in shares)		(549,834)
Profit sharing plan shares, net		$ (5)						(6,965)			(6,970)
Shares issued in connection with deferred compensation plan, net (in shares)		2,984,531
Shares issued in connection with deferred compensation plan, net		$ 30						(1,907)			(1,877)
Deferred compensation plan voluntary contributions				2,602							2,602
Payment of shareholder Put and Call rights (in shares)		(128,176)
Payment of shareholder Put and Call rights		$ (1)						(1,453)			(1,454)
Common Stock Purchase Agreement, net (in shares)	169
Common Stock Purchase Agreement, net						$ (57)			$ (57)
Stock option exercises, net (in shares)		3,506,103
Stock option exercises, net		$ 35		7,741				(3,618)			4,158
Shares issued for stock grants, net (in shares)		17,411
Shares issued for stock grants, net				219							219
Stock-based compensation expense				22,510							22,510
Shares related to restricted stock, net (in shares)		1,553,883
Shares related to restricted stock, net		$ 15		(16)				(133)			(134)
Ending balance (in shares) at Sep. 30, 2020		262,227,036
Ending balance at Sep. 30, 2020		$ 2,622		$ 441,723	$ (29,211)			$ (407,961)			$ 7,173